Business Combination - Schedule of Goodwill Associated with Merger (Details) - USD ($) $ in Thousands	Mar. 15, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill			$ 25,216	$ 25,216
Successor [Member]
Total consideration	$ 116,141
Less net assets acquired	87,066
Goodwill	$ 29,075	$ 29,075